[INVESCO ICON] INVESCO FUNDS                      INVESCO FUNDS GROUP, INC.
                                                  7800 East Union Avenue
                                                  Denver, Colorado 80237
                                                  Post Office Box 173706
                                                  Denver, Colorado 80217-3706
                                                  Telephone: 303-930-6300


May 1, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO VARIABLE INVESTMENT FUNDS, INC.
      1933 ACT NO. 033-70154
      1940 ACT NO. 811-8038
      CIK NO. 0000912744

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Variable Investment Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO VIF-Blue Chip Growth Fund; INVESCO VIF-Dynamics Fund; INVESCO VIF-Equity Income Fund; INVESCO VIF-Financial Services Fund; INVESCO VIF-Health Sciences Fund; INVESCO VIF-High Yield Fund; INVESCO
VIF-Market  Neutral Fund;  INVESCO  VIF-Real Estate  Opportunity  Fund;  INVESCO
VIF-Small   Company   Growth  Fund;   INVESCO   VIF-Technology   Fund;   INVESCO
VIF-Telecommunications    Fund;   INVESCO   VIF-Total   Return   Fund;   INVESCO
VIF-Utilities Fund; a combined Prospectus of INVESCO VIF-Dynamics, INVESCO VIF-Financial Services, INVESCO VIF-Health Sciences, INVESCO VIF-Technology and INVESCO VIF-Telecommunications Funds and the Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on April 17, 2000. This Post-Effective Amendment became effective April 30, 2000.

If you have any questions or comments, please contact the undersigned at 303-930-6526.

Sincerely,


/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel

JFL/slj